Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,419,088.13

Principal:
Principal Collections	$22,623,769.82
Prepayments in Full	$12,879,685.63
Liquidation Proceeds	$487,019.18
Recoveries	$33,697.89
Sub Total	$36,024,172.52
Collections	$39,443,260.65

Purchase Amounts:
Purchase Amounts Related to Principal	$214,876.35
Purchase Amounts Related to Interest	$820.85
Sub Total	$215,697.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,658,957.85

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,658,957.85
Servicing Fee	$795,784.20	$795,784.20	$0.00	$0.00	$38,863,173.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,863,173.65
Interest - Class A-2 Notes	$74,892.77	$74,892.77	$0.00	$0.00	$38,788,280.88
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$38,514,020.88
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$38,225,548.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,225,548.38
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$38,147,914.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,147,914.38
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$38,090,002.38
Third Priority Principal Payment	$5,992,485.20	$5,992,485.20	$0.00	$0.00	$32,097,517.18
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$32,026,153.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,026,153.18
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$4,666,153.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,666,153.18
Residuel Released to Depositor	$0.00	$4,666,153.18	$0.00	$0.00	$0.00
Total		$39,658,957.85

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$5,992,485.20
First Priority Principal Payment					$27,360,000.00
Total					$33,352,485.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,352,485.20	$95.90	$74,892.77	$0.22	$33,427,377.97	$96.12
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$33,352,485.20	$23.90	$844,535.27	$0.61	$34,197,020.47	$24.51

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$132,163,714.50	0.3799992	$98,811,229.30	0.2841036
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$876,143,714.50	0.6278440	$842,791,229.30	0.6039436

Pool Information
Weighted Average APR	4.249%	4.241%
Weighted Average Remaining Term	47.39	46.56
Number of Receivables Outstanding	48,425	47,273
Pool Balance	$954,941,040.28	$918,431,525.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$876,143,714.50	$842,791,229.30
Pool Factor	0.6408177	0.6163178

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$75,640,295.98
Targeted Overcollateralization Amount	$75,640,295.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,640,295.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		135	$304,164.02
(Recoveries)		41	$33,697.89
Net Losses for Current Collection Period			$270,466.13
Cumulative Net Losses Last Collection Period			$2,683,618.58
Cumulative Net Losses for all Collection Periods			$2,954,084.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.34%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.38%	618	$12,649,167.06
61-90 Days Delinquent	0.12%	53	$1,086,829.83
91-120 Days Delinquent	0.04%	14	$329,718.75
Over 120 Days Delinquent	0.07%	30	$663,478.40
Total Delinquent Receivables	1.60%	715	$14,729,194.04

Repossession Inventory:
Repossessed in the Current Collection Period		33	$675,677.90
Total Repossessed Inventory		47	$1,065,403.48

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2786%
Preceding Collection Period			0.2036%
Current Collection Period			0.3465%
Three Month Average			0.2762%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1737%
Preceding Collection Period			0.2024%
Current Collection Period			0.2052%
Three Month Average			0.1938%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer